UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	7/31/2013

Item 1.	Schedule of Investments

Prudential International Equity Fund

Schedule of Investments

as of July 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS — 96.9%
Australia — 6.7%
Australia & New Zealand Banking Group Ltd.	119,441	$3,191,200
BHP Billiton Ltd.	77,227	2,414,487
Caltex Australia Ltd.	3,230	54,298
Commonwealth Bank of Australia	42,649	2,842,802
CSL Ltd.	9,129	542,145
Flight Centre Ltd.	42,859	1,747,465
Fortescue Metals Group Ltd.(a)	539,573	1,771,527
National Australia Bank Ltd.	55,525	1,558,030
Ramsay Health Care Ltd.	6,787	224,539
Sonic Healthcare Ltd.	31,334	403,224
Wesfarmers Ltd.	4,478	163,212
Westfield Retail Trust	627,843	1,696,928
Westpac Banking Corp.	127,926	3,548,777
Woodside Petroleum Ltd.	5,581	188,458
Woolworths Ltd.	11,532	345,344

		20,692,436

Austria — 0.6%
OMV AG	37,734	1,669,309
Voestalpine AG	2,605	99,937

		1,769,246

Belgium — 1.4%
Ageas	48,824	1,955,665
Anheuser-Busch InBev NV	3,784	363,876
Delhaize Group SA	30,074	1,984,316

		4,303,857

Brazil — 0.4%
Banco Do Brasil SA	5,200	52,288
Cia De Bebidas Das Americas	19,400	729,196
JBS SA	19,900	56,525
M Dias Branco SA	4,400	177,535
Tractebel Energia SA	3,500	55,415
Vale SA	12,300	168,162
Vale SA, ADR(a)	7,931	108,813

		1,347,934

China — 1.7%
AAC Technologies Holdings, Inc.	121,500	565,353
Agricultural Bank of China Ltd. (Class H Stock)	156,000	63,073
Bank Of China Ltd., (Class H Stock)	491,000	205,585
Bank Of Communications Co. Ltd. (Class H Stock)	2,237,000	1,454,943
China Communications Construction Co. Ltd. (Class H Stock)	98,000	74,838
China Construction Bank Corp. (Class H Stock)	504,000	375,783
China Merchants Bank Co. Ltd. (Class H Stock)	574,000	963,911
China Mobile Ltd.	41,000	436,156
China Petroleum & Chemical Corp. (Class H Stock)	156,000	115,866
China Railway Construction Corp. Ltd. (Class H Stock)	60,500	61,494
China Railway Group Ltd.	118,000	63,392
China Shenhua Energy Co. Ltd. (Class H Stock)	21,000	60,614
China Unicom Hong Kong Ltd.	44,000	64,748
Cnooc Ltd.	117,000	211,457
Hengan International Group Co. Ltd.	5,500	60,381
Industrial & Commercial Bank of China Ltd. (Class H Stock)	479,000	314,612
Shanghai Industrial Holdings Ltd.	19,000	58,973

Want Want China Holdings Ltd.	40,000	54,126

		5,205,305

Denmark — 1.2%
A.P. Moeller - Maersk A/S (Class A Stock)	72	532,479
Carlsberg A/S (Class B Stock)	2,488	246,413
Coloplast A/S (Class B Stock)	2,699	157,667
Novo Nordisk A/S (Class B Stock)	9,580	1,625,401
TDC A/S	17,580	153,834
Tryg A/S	10,364	939,401

		3,655,195

Finland — 1.7%
Elisa OYJ	5,421	116,731
Kesko OYJ (Class B Stock)	2,050	64,474
Kone OYJ (Class B Stock)	18,036	1,343,293
Orion OYJ (Class B Stock)	44,348	1,085,584
Sampo OYJ (Class A Stock)	25,837	1,131,573
Stora Enso OYJ (Class R Stock)	208,881	1,549,611

		5,291,266

France — 8.0%
AXA SA	42,733	941,899
Bouygues SA	3,255	95,313
Cap Gemini SA	27,489	1,503,482
Carrefour SA	14,085	431,529
Casino Guichard Perrachon SA	16,083	1,656,176
CIE Generale des Etablissements Michelin	4,210	422,169
Electricite de France SA	5,742	168,316
European Aeronautic Defence and Space Co. NV	53,615	3,210,740
Imerys SA	5,784	382,420
Kering	1,783	408,904
Lagardere SCA	2,807	88,945
Orange SA	43,994	433,916
Publicis Groupe SA	26,973	2,176,077
Renault SA	27,779	2,188,700
Sanofi	18,487	1,935,294
Thales SA	13,753	708,228
Total SA	71,093	3,788,446
Unibail-Rodamco SE	7,781	1,890,527
Vinci SA	44,992	2,433,663

		24,864,744

Germany — 7.9%
Adidas AG	7,360	820,384
Allianz SE	9,959	1,551,929
BASF SE	39,236	3,477,436
Bayer AG	11,896	1,382,735
Daimler AG	35,516	2,463,807
Deutsche Lufthansa AG*	5,656	113,345
Deutsche Post AG	20,715	579,276
Deutsche Telekom AG	192,338	2,338,832
E.ON SE	131,998	2,241,215
Fresenius SE & Co. KGaA	3,316	417,444
Hannover Rueckversicherung SE	16,027	1,190,370
Henkel AG & Co. KGaA	11,212	929,146
Infineon Technologies AG	24,103	213,888
K+S AG(a)	40,547	1,001,539
Linde AG	724	139,467
Muenchener Rueckversicherungs AG	11,731	2,329,464
Osram Licht AG*	1,587	61,860

SAP AG	2,074	151,965
Siemens AG	12,380	1,359,714
Suedzucker AG*	51,943	1,696,802
Volkswagen AG	726	164,981

		24,625,599

Greece — 0.1%
OPAP SA	22,678	203,527

Hong Kong — 3.1%
Bank of East Asia Ltd.	22,000	82,469
Cheung Kong Infrastructure Holdings Ltd.	106,000	731,847
Galaxy Entertainment Group Ltd.*	161,000	847,403
Hutchison Whampoa Ltd.	118,000	1,330,936
Hysan Development Co. Ltd.	335,000	1,421,457
Link REIT (The)	349,000	1,704,130
Wharf Holdings Ltd.	249,000	2,139,453
Wheelock & Co. Ltd.	249,000	1,294,913

		9,552,608

India — 0.2%
HDFC Bank Ltd., ADR	2,800	92,120
ICICI Bank Ltd., ADR(a)	1,300	42,614
Reliance Industries Ltd., GDR	4,048	116,056
Sterlite Industries India Ltd., ADR	37,000	186,110
Tata Motors Ltd., ADR	2,200	52,888

		489,788

Indonesia — 0.1%
PT Bank Mandiri (Persero) Tbk	60,500	52,363
PT Bank Negara Indonesia (Persero) Tbk	120,500	50,045
PT Bank Rakyat Indonesia (Persero) Tbk	68,500	54,895
PT Indocement Tunggal Prakarsa Tbk	25,000	50,693
PT Semen Indonesia (Persero) Tbk	33,000	48,810
PT Telekomunikasi Indonesia Persero Tbk	62,000	71,727

		328,533

Ireland — 0.3%
Ryanair Holdings PLC, ADR	17,100	880,992

Israel — 1.0%
Bank Hapoalim BM	168,960	807,961
Bezeq the Israeli Telecommunication Corp. Ltd.	45,859	74,077
Teva Pharmaceutical Industries Ltd.	58,268	2,315,778

		3,197,816

Italy — 1.6%
ENI SpA	128,620	2,840,855
Fiat SpA*	201,219	1,604,399
Telecom Italia SpA-RSP	477,997	251,882
UniCredit SpA	46,210	252,414

		4,949,550

Japan — 20.0%
Aisin Seiki Co. Ltd.	4,600	182,227
Ajinomoto Co., Inc.	14,000	195,287
Alfresa Holdings Corp.	1,100	54,570
Aozora Bank Ltd.	566,000	1,748,489
Asahi Kasei Corp.	100,000	632,422
Canon, Inc.	8,000	246,753
Central Japan Railway Co.	20,900	2,560,281

Chubu Electric Power Co., Inc.	15,400	213,516
Chugoku Electric Power Co., Inc. (The)	7,300	107,218
Dai Nippon Printing Co. Ltd.	14,000	124,585
Daicel Corp.	92,000	791,864
Daihatsu Motor Co. Ltd.	5,000	109,902
Daito Trust Construction Co. Ltd.	1,600	146,199
Daiwa Securities Group, Inc.	131,000	1,111,299
Denki Kagaku Kogyo Kk	69,000	254,250
Denso Corp.	11,800	535,622
Electric Power Development Co. Ltd.	2,800	92,610
Fast Retailing Co. Ltd.	1,300	443,994
Fuji Electric Co. Ltd.	50,000	186,801
Fuji Heavy Industries Ltd.	94,000	2,314,424
FUJIFILM Holdings Corp.	11,300	247,589
Hino Motors Ltd.	139,000	2,130,121
Hitachi Construction Machinery Co. Ltd.	2,700	53,117
Hokkaido Electric Power Co., Inc.*	4,200	54,827
Hokuriku Electric Power Co.	4,000	57,685
Hoya Corp.	14,200	306,033
Idemitsu Kosan Co. Ltd.	800	66,623
IHI Corp.	31,000	130,405
Inpex Corp.	14	61,212
Itochu Corp.	164,000	1,947,759
Japan Exchange Group, Inc.	1,100	103,421
Japan Tobacco, Inc.	78,500	2,740,501
JFE Holdings, Inc.	12,200	275,179
JGC Corp.	3,000	105,743
JSR Corp.	4,400	79,427
JX Holdings, Inc.	66,900	355,100
Kaneka Corp.	11,000	74,385
Kansai Electric Power Co., Inc. (The)*	16,700	204,163
Kansai Paint Co. Ltd.	6,000	77,737
Kao Corp.	12,400	397,075
Keyence Corp.	5,200	1,695,507
Kirin Holdings Co. Ltd.	35,000	517,479
Koito Manufacturing Co. Ltd.	4,000	77,130
Kubota Corp.	26,000	378,493
Kuraray Co. Ltd.	8,300	113,201
Kyushu Electric Power Co., Inc.*	10,600	147,437
Makita Corp.	2,700	140,456
Marubeni Corp.	39,722	275,776
Mazda Motor Corp.*	66,000	274,989
Medipal Holdings Corp.	42,700	529,650
Miraca Holdings, Inc.	1,300	62,691
Mitsubishi Heavy Industries Ltd.	129,000	692,643
Mitsubishi Materials Corp.	26,000	91,458
Mitsubishi Tanabe Pharma Corp.	5,400	72,742
Mitsubishi UFJ Financial Group, Inc.	387,200	2,401,804
Mitsui & Co. Ltd.	13,800	184,846
Mizuho Financial Group, Inc.(a)	989,200	2,057,358
Murata Manufacturing Co. Ltd.	4,800	329,663
Namco Bandai Holdings, Inc.	65,000	1,051,574
Nippon Express Co. Ltd.	21,000	99,106
Nippon Meat Packers, Inc.	4,000	61,553
Nippon Telegraph & Telephone Corp.	52,500	2,648,651
Nitto Denko Corp.	3,800	214,062
Nomura Holdings, Inc.	73,900	561,438
Nomura Research Institute Ltd.	2,600	85,093
NTT DoCoMo, Inc.	365	555,924
OJI Holdings Corp.	19,000	80,945

Omron Corp.	5,000	154,622
Oriental Land Co. Ltd.	5,100	829,847
ORIX Corp.	69,400	1,029,977
Otsuka Holdings Co. Ltd.	23,500	758,595
Resona Holdings, Inc.	64,000	317,554
Ricoh Co. Ltd.	158,000	1,773,742
Secom Co. Ltd.	5,100	280,704
Sekisui House Ltd.	20,000	258,052
Shikoku Electric Power Co., Inc.*	4,300	76,897
Shimamura Co Ltd.	1,100	126,115
Shionogi & Co. Ltd.	7,200	146,054
Showa Denko KK	42,000	56,479
Softbank Corp.	19,300	1,225,094
Sojitz Corp.	39,300	66,820
Sony Corp.	24,500	514,377
Sumitomo Corp.	25,200	336,780
Sumitomo Metal Mining Co. Ltd.	142,000	1,850,879
Sumitomo Mitsui Financial Group, Inc.	65,000	2,969,604
Suntory Beverage & Food Ltd.	3,000	105,709
Taisei Corp.	25,000	97,313
Takashimaya Co. Ltd.	37,000	363,621
Terumo Corp.	3,600	182,025
Tohoku Electric Power Co., Inc.*	10,800	126,043
Tokyo Electric Power Co., Inc.*	35,300	215,391
Tokyu Corp.	27,000	175,363
Toray Industries, Inc.	35,000	222,816
TOTO Ltd.	66,000	672,852
Toyoda Gosei Co. Ltd.	74,600	1,831,273
Toyota Boshoku Corp.	109,500	1,583,783
Toyota Motor Corp.	50,534	3,075,029
Tsumura & Co.	12,900	367,456
USS Co. Ltd.	480	57,346
West Japan Railway Co.	4,000	168,903
Yahoo! Japan Corp.	4,340	2,306,460
Yamaguchi Financial Group, Inc.	6,000	57,112
Yamaha Corp.	51,100	654,660
Yaskawa Electric Corp.	5,000	59,578

		62,017,009

Luxembourg
Millicom International Cellular SA, SDR	1,634	130,847

Malaysia
Tenaga Nasional Bhd, ADR	6,700	73,968

Mexico — 0.1%
America Movil SAB De CV (Class L Stock)	239,100	251,029
Fomento Economico Mexicano SAB De CV	12,400	123,478

		374,507

Netherlands — 3.7%
Aegon NV	293,205	2,259,257
Heineken Holding NV	28,165	1,766,772
Koninklijke Ahold NV	24,102	397,077
Royal Dutch Shell PLC (Class A Stock)	43,410	1,481,210
Royal Dutch Shell PLC (Class B Stock)	104,963	3,712,607
Unilever NV, CVA	38,417	1,541,350
Ziggo NV	5,498	218,825

		11,377,098

New Zealand — 0.4%
Auckland International Airport Ltd.	430,396	1,081,519

Norway — 1.1%
DNB ASA	88,032	1,464,452
Telenor ASA	13,625	301,749
Yara International ASA	39,346	1,765,753

		3,531,954

Philippines — 0.1%
Metropolitan Bank & Trust	56,610	138,403
SM Investments Corp.	2,975	65,069

		203,472

Portugal — 0.6%
EDP - Energias de Portugal SA	516,674	1,836,827

Russia — 0.7%
Gazprom OAO, ADR	15,414	119,459
Lukoil OAO, ADR	22,917	1,352,103
Magnit OJSC, GDR, RegS	1,572	90,547
MMC Norilsk Nickel OJSC, ADR	4,037	54,136
Rosneft OAO, GDR, RegS	8,756	61,992
Sberbank of Russia, ADR	19,026	219,370
Surgutneftegas OAO, ADR	7,460	59,009
Tatneft OAO, ADR	1,676	61,727
Uralkali OJSC, GDR, RegS	1,611	34,959

		2,053,302

Singapore — 0.8%
CapitaMall Trust	162,000	258,184
ComfortDelGro Corp. Ltd.	602,000	947,567
DBS Group Holdings Ltd.	28,000	367,442
Golden Agri-Resources Ltd.	1,469,000	606,061
Oversea-Chinese Banking Corp. Ltd.	25,000	207,554
UOL Group Ltd.	11,000	60,419
Wilmar International Ltd.	47,000	116,336

		2,563,563

South Africa — 0.6%
African Rainbow Minerals Ltd.	30,242	497,003
Aspen Pharmacare Holdings Ltd.*	8,558	189,689
Bidvest Group Ltd.	2,272	56,124
FirstRand Ltd.	157,075	471,191
Kumba Iron Ore Ltd., ADR	1,236	54,733
Naspers Ltd., (Class N Stock)	3,335	278,913
Remgro Ltd.	3,330	63,600
Sasol Ltd.	3,656	167,973
Standard Bank Group Ltd.	7,304	81,672
Tiger Brands Ltd.	1,883	58,559
Vodacom Group Ltd.	5,271	62,222

		1,981,679

South Korea — 1.5%
Hyundai Mobis Co. Ltd.	423	103,116
Hyundai Motor Co.	1,063	219,800
Kia Motors Corp.	1,619	91,670
KT Corp.	25,750	833,212
KT&G Corp.	24,029	1,619,151
LG Corp.	1,063	61,779
LG Electronics Inc.	4,209	273,028
Lotte Shopping Co. Ltd.	170	53,136
NHN Corp.	257	67,142

POSCO	407	116,897
Samsung Electronics Co. Ltd.	712	811,336
SK Holdings Co. Ltd.	438	68,807
SK Hynix, Inc.*	3,260	78,862
SK Telecom Co. Ltd.	1,812	355,027

		4,752,963

Spain — 2.6%
Abertis Infraestructuras SA	12,782	237,349
Amadeus IT Holding SA (Class A Stock)	55,880	1,921,850
Banco Bilbao Vizcaya Argentaria SA	130,961	1,241,906
Banco Santander SA	100,314	733,890
Enagas SA	20,378	503,570
Ferrovial SA	104,979	1,790,949
Iberdrola SA	279,870	1,548,705
Repsol YPF SA	2,764	66,245

		8,044,464

Sweden — 1.9%
Atlas Copco AB (Class B Stock)	10,077	236,064
Boliden AB	6,601	93,208
Industrivarden AB (Class C Stock)	35,117	630,671
Investor AB (Class B Stock)	70,411	2,114,101
Nordea Bank AB	9,614	121,863
Securitas AB (Class B Stock)	93,324	909,625
Skandinaviska Enskilda Banken AB (Class A Stock)	33,996	374,977
SKF AB (Class B Stock)	8,234	228,536
Svenska Handelsbanken AB (Class A Stock)	11,778	534,323
Swedbank AB (Class A Stock)	21,530	518,986
Swedish Match AB	4,826	180,499

		5,942,853

Switzerland — 7.1%
Actelion Ltd.*	21,655	1,439,120
Cie Financiere Richemont SA	12,737	1,245,967
EMS-Chemie Holding AG	196	68,803
Geberit AG*	4,335	1,163,005
Nestle SA	76,226	5,159,178
Novartis AG	33,269	2,391,603
Partners Group Holding AG	730	193,310
Roche Holding AG	24,947	6,139,182
Schindler Holding AG	526	73,339
Swiss Prime Site AG*	5,781	425,144
Swiss Re AG*	35,319	2,816,057
Syngenta AG	2,212	874,651
UBS AG*	4,090	80,536

		22,069,895

Taiwan — 1.1%
Advanced Semiconductor Engineering, Inc.	70,000	57,390
Catcher Technology Co. Ltd.	13,000	56,217
Cathay Financial Holding Co. Ltd.	47,000	68,285
CTBC Financial Holding Co. Ltd.	103,000	67,940
Delta Electronics, Inc.	15,000	72,761
Formosa Plastics Corp.	27,040	67,946
Fubon Financial Holding Co. Ltd.	48,000	67,382
Hon Hai Precision Industry Co. Ltd.	63,000	163,127
Largan Precision Co. Ltd.	2,000	69,457
MediaTek, Inc.	7,000	84,034
Mega Financial Holding Co. Ltd.	74,000	61,802

Pegatron Corp.*	34,000	50,194
Sinopac Financial Holdings Co. Ltd.*	124,000	62,435
Taiwan Semiconductor Manufacturing Co. Ltd.	160,000	544,110
TECO Electric and Machinery Co. Ltd.	506,000	551,190
Uni-President Enterprises Corp.	321,000	654,741
Vanguard International Semiconductor Corp.	677,000	675,742

		3,374,753

Thailand — 0.1%
Advanced Info Service PCL	7,900	70,166
Bangkok Bank PCL	8,200	54,780
PTT Global Chemical PCL	25,400	53,559
PTT PCL	5,300	56,048
Siam Commercial Bank PCL	10,800	54,690

		289,243

Turkey
KOC Holding A/S, ADR	2,500	55,646
Turkiye Garanti Bankasi A/S, ADR	15,200	60,344

		115,990

United Kingdom — 18.4%
3i Group PLC	225,429	1,312,526
Aberdeen Asset Management PLC	223,335	1,307,183
Anglo American PLC	103,180	2,213,289
ARM Holdings PLC	119,060	1,597,590
Associated British Foods PLC	18,320	541,961
AstraZeneca PLC	71,513	3,627,573
BAE Systems PLC	311,208	2,110,546
BHP Billiton PLC	65,109	1,863,722
BP PLC	678,661	4,688,781
British American Tobacco	29,004	1,547,280
BT Group PLC (Class A Stock)	568,859	2,943,399
Bunzl PLC	38,366	823,547
Capita PLC	46,748	742,648
Carnival PLC	13,355	514,092
Diageo PLC	19,143	599,923
easyJet PLC	72,270	1,553,224
GlaxoSmithKline PLC	121,895	3,118,537
HSBC Holdings PLC	573,743	6,514,004
International Consolidated Airlines Group SA*	22,419	99,443
ITV PLC	953,912	2,453,422
J Sainsbury PLC	322,768	1,934,211
Legal & General Group PLC	258,890	759,727
National Grid PLC	204,054	2,438,733
Next PLC	12,884	977,902
Persimmon PLC*	6,984	131,256
Prudential PLC	108,209	1,921,783
Reckitt Benckiser Group PLC	37,716	2,685,040
Schroders PLC	7,669	285,598
TUI Travel PLC	330,380	1,918,858
Vodafone Group PLC	644,939	1,931,654
WM Morrison Supermarkets PLC	415,580	1,829,187

		56,986,639

United States — 0.1%
Transocean Ltd.	8,447	398,358

TOTAL COMMON STOCKS (cost $251,820,731)		300,559,299

EXCHANGE TRADED FUND — 2.0%
United States
iShares MSCI EAFE Index Fund (cost $5,910,830)			103,300	6,236,221

PREFERRED STOCKS — 0.7%
Brazil — 0.6%
Banco Bradesco SA (PRFC)			13,800	168,043
Cia De Bebidas Das Americas (PRFC)			4,400	165,828
Cia Energetica De Minas Gerais (PRFC)			24,994	230,072
Itausa - Investimentos Itau SA (PRFC)			17,380	64,374
Petroleo Brasileiro SA (PRFC)			28,000	200,548
Vale SA (PRFC)			78,900	976,328

				1,805,193

Germany
Bayerische Motoren Werke AG (PRFC)			1,283	97,543

South Korea — 0.1%
Hyundai Motor Co. - 2nd Offering (PRFC)			681	64,501
Samsung Electronics Co. Ltd. (PRFC)			131	95,325

				159,826

TOTAL PREFERRED STOCKS (cost $2,559,147)				2,062,562

RIGHTS(h)*

			Units
Hong Kong
New World Development Ltd.			1,825	—

Taiwan
Cathay Financial Holding Co., expiring 10/02/13(b)			1,244	314

TOTAL RIGHTS (cost $0)				314

TOTAL LONG-TERM INVESTMENTS (cost $260,290,708)				308,858,396

SHORT-TERM INVESTMENTS — 1.1%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 1.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,318,868; includes $3,091,301 of cash collateral for securities on loan)(c)(d)			3,318,868	3,318,868

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION
U.S. Treasury Bills(e)(f) (cost $149,991)	0.043%	09/19/13	150	149,994

TOTAL SHORT-TERM INVESTMENTS (cost $3,468,859)				3,468,862

TOTAL INVESTMENTS — 100.7% (cost $263,759,567)(g)	312,327,258
Liabilities in excess of other assets(i) — (0.7)%	(2,277,802)

NET ASSETS — 100.0%	$310,049,456

The following abbreviations are used in the Portfolio descriptions:

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
DAX	Deutscher Aktien Index
EAFE	Europe,Australasia and Far East
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Special Drawing Rights

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,703,123; cash collateral of $3,091,301 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates an illiquid security.
(c)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	The United States federal income tax basis of the Fund’s investments was $268,751,680; accordingly, net unrealized appreciation on investments for federal income tax purposes was $43,575,578 (gross unrealized appreciation $54,371,948; gross unrealized depreciation $10,796,370). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(h)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2013.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at July 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2013	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
5	Amsterdam Index	Aug. 2013	$486,228	$490,036	$3,808
1	DAX Index	Sep. 2013	272,376	274,369	1,993
2	FTSE 100 Index	Sep. 2013	190,814	199,696	8,882
5	MSCI Taiwan Index	Aug. 2013	142,625	142,200	(425)

					$14,258

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$542,145	$20,150,291	$—
Austria	—	1,769,246	—
Belgium	—	4,303,857	—
Brazil	1,347,934	—	—
China	—	5,205,305	—
Denmark	153,834	3,501,361	—
Finland	—	5,291,266	—
France	—	24,864,744	—
Germany	61,860	24,563,739	—
Greece	—	203,527	—
Hong Kong	—	9,552,608	—
India	489,788	—	—
Indonesia	—	328,533	—
Ireland	880,992	—	—
Israel	—	3,197,816	—
Italy	—	4,949,550	—
Japan	105,709	61,911,300	—
Luxembourg	—	130,847	—
Malaysia	73,968	—	—
Mexico	374,507	—	—
Netherlands	—	11,377,098	—
New Zealand	—	1,081,519	—
Norway	—	3,531,954	—
Philippines	—	203,472	—
Portugal	—	1,836,827	—
Russia	2,053,302	—	—
Singapore	—	2,563,563	—
South Africa	—	1,981,679	—
South Korea	1,619,151	3,066,670	67,142
Spain	—	8,044,464	—
Sweden	—	5,942,853	—
Switzerland	—	22,069,895	—
Taiwan	—	3,374,753	—
Thailand	234,463	54,780	—
Turkey	115,990	—	—
United Kingdom	—	56,986,639	—
United States	—	398,358	—
Exchange Traded Fund
United States	6,236,221	—	—
Preferred Stocks
Brazil	1,805,193	—	—
Germany	—	97,543	—
South Korea	—	159,826	—
Rights
Hong Kong	—	—	—
Taiwan	—	314	—
Affiliated Money Market Mutual Fund	3,318,868	—	—
U.S. Treasury Obligation	—	149,994	—
Other Financial Instruments*
Futures Contracts	14,258	—	—

Total	$19,428,183	$292,846,191	$67,142

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at October 31, 2012 was $149,980. Of that amount, $0 were classified as Level 2 investments as a result of fair valuing such foreign investments using third party vendor modeling tools. An amount of $187,055,077 was transferred from Level 1 into Level 2 at July 31, 2013 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of market movements between the time at which the Fund normally values its securities and the earlier closing of foreign markets.

It is the Series’ Policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of portfolio holdings and Liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2013 was as follows:

Commercial Banks	12.3%
Pharmaceuticals	8.1
Oil, Gas & Consumable Fuels	7.2
Insurance	5.8
Metals & Mining	4.1
Automobiles	4.1
Diversified Telecommunication Services	3.6
Food Products	3.4
Chemicals	3.0
Food & Staples Retailing	2.9
Hotels, Restaurants & Leisure	2.1
Exchange Traded Fund	2.0
Tobacco	2.0
Aerospace & Defense	1.9
Electric Utilities	1.9
Real Estate Investment Trusts	1.8
Real Estate Management & Development	1.8
Wireless Telecommunication Services	1.7
Machinery	1.6
Media	1.6
Capital Markets	1.6
Auto Components	1.6
Multi-Utilities	1.5
Beverages	1.5
Semiconductors & Semiconductor Equipment	1.5
Construction & Engineering	1.4
Diversified Financial Services	1.3
Road & Rail	1.3
Trading Companies & Distributors	1.2
Household Products	1.2
IT Services	1.1
Affiliated Money Market Mutual Funds (including 1.0% of collateral received for securities on loan)	1.1
Electronic Equipment, Instruments & Components	1.1
Industrial Conglomerates	0.8
Airlines	0.8
Textiles, Apparel & Luxury Goods	0.8
Internet Software & Services	0.7
Office Electronics	0.7
Biotechnology	0.7
Building Products	0.6
Leisure Equipment & Products	0.5
Healthcare Providers & Services	0.5
Paper & Forest Products	0.5
Transportation Infrastructure	0.5
Multiline Retail	0.4
Commercial Services & Supplies	0.4
Household Durables	0.4
Electrical Equipment	0.3
Professional Services	0.2
Air Freight & Logistics	0.2
Communications Equipment	0.2
Marine	0.2

Gas Utilities	0.2
Healthcare Equipment & Supplies	0.2
Specialty Retail	0.1
Construction Materials	0.1
Personal Products	0.1
Energy Equipment & Services	0.1
Electronic Equipment & Instruments	0.1
Software	0.1

100.7
Liabilities in excess of other assets	(0.7)

100.0%

Prudential International Value Fund

Schedule of Investments

as of July 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.1%
COMMON STOCKS — 95.6%
Argentina — 0.3%
2,800	MercadoLibre, Inc.	$ 328,804

Australia — 2.7%
176,200	Arrium Ltd.	157,363
42,900	Ausdrill Ltd.	41,578
33,100	Bendigo and Adelaide Bank Ltd.	317,538
29,500	Bradken Ltd.	130,686
82,600	Challenger Ltd.	316,837
71,625	Downer EDI Ltd.	242,560
253,200	Emeco Holdings Ltd.	56,732
13,500	Leighton Holdings Ltd.	200,300
37,900	Lend Lease Group	298,523
77,000	Metcash Ltd.	238,664
13,600	National Australia Bank Ltd.	381,616
88,300	Pacific Brands Ltd.	65,513
1,600	Rio Tinto Ltd.	82,746
38,800	Toll Holdings Ltd.	185,725

		2,716,381

Austria — 0.7%
10,700	OMV AG	473,355
5,700	Voestalpine AG	218,673

		692,028

Belgium — 0.5%
32,700	AGFA-Gevaert NV*	65,254
7,300	Delhaize Group SA	481,662
4,935	Dexia SA*	131

		547,047

Brazil — 0.8%
14,017	Embraer SA, ADR	476,157
17,900	Natura Cosmeticos SA	358,024

		834,181

Canada — 1.5%
4,946	Canadian National Railway Co.	494,359
16,150	Potash Corp. of Saskatchewan, Inc.	468,350
20,600	Teck Resources Ltd. (Class B Stock)	482,559

		1,445,268

Cayman Islands — 1.2%
7,087	Baidu, Inc., ADR*	937,681
3,900	SINA Corp.	268,983

		1,206,664

China — 1.2%
1,250,640	Industrial & Commercial Bank of China Ltd. (Class H Stock)	821,432
152,862	Sinopharm Group Co. Ltd. (Class H Stock)	417,398

		1,238,830

Denmark — 1.2%
5,100	H. Lundbeck A/S	102,833
6,631	Novo Nordisk A/S (Class B Stock)	1,125,055

		1,227,888

Finland — 0.3%
13,700	Tieto Oyj	261,735

France — 9.4%
7,068	Air Liquide SA	938,290
7,300	Alstom SA	247,020
20,000	AXA SA	440,829
8,100	BNP Paribas	525,183
9,814	Cie Generale des Etablissements Michelin (Class B Stock)	984,124
2,700	Ciments Francais SA	163,506
37,707	Credit Agricole SA*	359,947
6,540	LVMH Moet Hennessy Louis Vuitton SA	1,190,476
10,744	Publicis Groupe SA	866,784
4,600	Renault SA	362,433
7,500	Sanofi	785,130
8,900	SCOR SE	283,617
5,863	Societe Generale SA	235,886
5,900	Thales SA	303,828
12,100	Total SA	644,792
5,100	Valeo SA	403,817
27,796	Vivendi SA	594,355

		9,330,017

Germany — 9.3%
8,763	Adidas AG	976,770
6,403	Allianz SE	997,791
3,300	Aurubis AG	185,697
6,200	BASF SE	549,498
3,100	Bayer AG	360,329
7,500	Daimler AG	520,288
29,166	Deutsche Bank AG	1,315,781
12,200	E.ON SE	207,146
19,300	Freenet AG	460,341
13,349	Fresenius Medical Care AG & Co. KGaA	842,915
2,600	Hannover Rueckversicherung AG	193,109
2,600	Lanxess AG	162,745
1,500	Merck KGaA	247,836
1,800	Muenchener Rueckversicherungs-Gesellschaft AG	357,432
5,100	Rheinmetall AG	235,952
7,300	RWE AG	219,872
8,852	SAP AG	648,601
1,000	Stada Arzneimittel AG	46,890
3,300	Volkswagen AG	749,915

		9,278,908

Hong Kong — 3.2%
188,424	AIA Group Ltd.	891,874

17,000	Cheung Kong Holdings Ltd.	238,616
345,478	CNOOC Ltd.	624,392
192,000	First Pacific Co. Ltd.	216,983
47,999	Hong Kong Exchanges and Clearing Ltd.	745,787
354,000	Huabao International Holdings Ltd.	152,368
69,720	Kingboard Chemical Holdings Ltd.	153,262
68,200	Yue Yuen Industrial Holdings Ltd.	187,609

		3,210,891

Ireland — 0.9%
7,279	Accenture PLC (Class A Stock)	537,263
15,600	Permanent TSB Group Holdings PLC*	560
16,100	Smurfit Kappa Group PLC	325,605

		863,428

Israel — 0.9%
62,300	Bank Hapoalim BM	297,917
6,200	Elbit Systems Ltd.	273,531
9,100	Teva Pharmaceutical Industries Ltd.	361,666

		933,114

Italy — 1.9%
14,400	Banco Popolare Societa Cooperativa*	18,380
124,700	Enel SpA	417,274
35,100	Eni SpA	775,261
15,200	Finmeccanica SpA*	79,522
16,700	Parmalat SpA	54,590
16,702	Saipem SpA	356,042
251,900	Telecom Italia SpA	172,806

		1,873,875

Japan — 18.4%
8,373	Alpine Electronics, Inc.	82,184
11,400	Aoyama Trading Co. Ltd.	284,424
19,379	Bridgestone Corp.	686,149
3,201	Fanuc Corp.	484,672
73,900	Fukuoka Financial Group, Inc.	332,919
8,700	Fuyo General Lease Co. Ltd.	302,567
17,600	Heiwa Corp.	302,886
1,490	Japan Exchange Group, Inc.	140,088
57,894	JX Holdings, Inc.	307,297
26,788	KDDI Corp.	1,482,157
9,400	Keihin Corp.	142,479
36,798	Komatsu Ltd.	819,251
35,323	Kubota Corp.	514,212
47,700	Kurabo Industries Ltd.	77,324
15,800	Kyorin Holdings, Inc.	344,536
25,600	Kyowa Exeo Corp.	282,214
76,000	Marubeni Corp.	527,641
3,900	Miraca Holdings, Inc.	188,073
5,900	Mitsubishi Corp.	107,492
230,479	Mitsubishi UFJ Financial Group, Inc.	1,429,663
25,800	Mitsui & Co. Ltd.	345,582
248,700	Mizuho Financial Group, Inc.	517,251

66,000	Morinaga Milk Industry Co. Ltd.	191,252
28,800	Nichii Gakkan Co.	256,487
14,700	Nippon Electric Glass Co. Ltd.	78,962
19,800	Nippon Shokubai Co. Ltd.	204,611
12,300	Nippon Telegraph & Telephone Corp.	620,541
78,700	Nishi-Nippon City Bank Ltd. (The)	202,837
300	NTT DoCoMo, Inc.	456,924
12,100	Otsuka Holdings Co. Ltd.	390,596
12,000	Resona Holdings, Inc	59,541
2,900	Sankyo Co. Ltd.	128,060
49,800	Sankyu, Inc.	173,707
29,400	Seino Holdings Co. Ltd.	263,681
13,500	Shimachu Co. Ltd.	331,932
25,400	Shizuoka Gas Co. Ltd.	178,763
10,428	SoftBank Corp.	661,932
38,600	Sumitomo Corp.	515,862
17,900	Sumitomo Mitsui Financial Group, Inc.	817,783
183,029	Sumitomo Mitsui Trust Holdings, Inc.	841,763
52,600	Toagosei Co. Ltd.	225,207
16,700	Toppan Forms Co. Ltd.	144,023
21,502	Toyota Motor Corp.	1,308,411
500	Tsumura & Co	14,242
5,800	West Japan Railway Co.	244,909
36,900	Yokohama Rubber Co. Ltd. (The)	363,244

		18,376,331

Liechtenstein — 0.1%
1,400	Verwaltungs-und Privat-Bank AG	107,937

Mexico — 0.6%
201,156	Wal-Mart de Mexico SAB de CV (Class V Stock)	550,422

Netherlands — 4.4%
18,800	Aegon NV	144,861
10,145	ASML Holding NV	913,861
86,363	ING Groep NV, CVA*	881,505
40,800	Koninklijke Ahold NV	672,175
8,366	Koninklijke Philips Electronics NV	267,537
4,000	Nutreco NV	187,815
9,707	Schlumberger Ltd.	789,470
15,414	Yandex NV (Class A Stock)*	500,955

		4,358,179

New Zealand — 0.3%
279,800	Air New Zealand Ltd.	324,050

Norway — 0.8%
20,700	DnB ASA	344,354
9,700	Statoil ASA	210,554
6,400	Yara International ASA	287,216

		842,124

Singapore — 0.2%
578,400	Golden Agri-Resources Ltd.	238,629

South Korea — 0.7%
603	Samsung Electronics Co. Ltd.	687,129

Spain — 1.7%
8,567	Amadeus IT Holding SA (Class A Stock)	294,640
28,659	Banco Bilbao Vizcaya Argentaria SA	271,774
60,096	Banco Santander SA	439,658
20,300	Repsol SA	486,534
12,200	Telefonica SA	174,365

		1,666,971

Sweden — 1.7%
25,500	Boliden AB	360,067
20,001	Hennes & Mauritz AB (Class B Stock)	747,468
5,500	NCC AB (Class B Stock)	144,389
5,700	Oriflame Cosmetics SA, SDR	186,434
11,000	Swedbank AB (Class A Stock)	265,158

		1,703,516

Switzerland — 7.6%
4,500	Baloise Holding AG	488,539
13,112	Credit Suisse Group AG*	385,149
500	Georg Fischer AG*	261,552
12,296	Julius Baer Group Ltd.*	559,701
2,700	Lonza Group AG*	207,816
6,896	Nestle SA	466,740
20,337	Novartis AG	1,461,962
5,477	Roche Holding AG	1,347,830
435	Swatch Group AG (The)	258,500
2,100	Swiss Life Holding AG*	376,846
6,400	Swiss Re AG*	510,285
1,758	Syngenta AG	695,134
2,000	Zurich Insurance Group AG*	538,737

		7,558,791

United Kingdom — 21.0%
38,100	Alent PLC	212,675
2,500	AMEC PLC	40,957
18,572	ARM Holdings PLC	249,206
18,200	AstraZeneca PLC	923,214
60,800	Aviva PLC	343,060
100,100	BAE Systems PLC	678,857
85,481	Barclays PLC	373,467
75,157	Beazley PLC	252,378
116,400	BP PLC	804,192
14,985	British American Tobacco PLC	799,407
184,500	BT Group PLC	954,643
23,157	Burberry Group PLC	539,810
280,700	Cable & Wireless Communications PLC	172,775
16,409	Carnival PLC	631,653
21,200	Centrica PLC	126,039
29,400	Dairy Crest Group PLC	228,236
8,900	GlaxoSmithKline PLC	227,696
40,400	Home Retail Group PLC	92,550
86,300	HSBC Holdings PLC	976,621
55,000	Intermediate Capital Group PLC	406,108
97,500	J. Sainsbury PLC	584,276

154,385	Kingfisher PLC	934,034
187,000	Legal & General Group PLC	548,762
21,300	Marks & Spencer Group PLC	155,754
48,900	Marston’s PLC	115,580
28,400	Mondi PLC	423,172
142,800	Old Mutual PLC	421,736
23,656	Pearson PLC	485,678
13,210	Reckitt Benckiser Group PLC	940,433
40,190	Rolls-Royce Holdings PLC*	716,556
48,085	Royal Bank of Scotland Group PLC*	232,204
46,900	Royal Dutch Shell PLC (Class B Stock)	1,658,882
100,287	RSA Insurance Group PLC	191,033
12,275	SABMiller PLC	601,672
37,527	Standard Chartered PLC	870,396
82,300	Tesco PLC	460,055
50,700	Tullett Prebon PLC	256,572
20,008	Tullow Oil PLC	316,503
38,100	Vesuvius PLC	246,576
194,300	Vodafone Group PLC	581,947
135,800	WM Morrison Supermarkets PLC	597,727
30,202	WPP PLC	545,273

		20,918,365

United States — 2.1%
7,400	Liberty Global PLC (Class A Stock)	600,288
9,889	Lululemon Athletica, Inc.*	687,978
10,350	Yum! Brands, Inc.	754,722

		2,042,988

	TOTAL COMMON STOCKS (cost $79,574,295)	95,364,491

PREFERRED STOCK — 0.5%
Brazil
37,385	Itau Unibanco Holding SA, ADR (PRFC) (cost $631,806)	476,659

	TOTAL LONG-TERM INVESTMENTS (cost $80,206,101)	95,841,150

SHORT-TERM INVESTMENT — 2.9%
AFFILIATED MONEY MARKET MUTUAL FUND
2,894,241	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,894,241)(a)	2,894,241

	TOTAL INVESTMENTS(b) — 99.0% (cost $83,100,342)	98,735,391
	Other assets in excess of liabilities(c) — 1.0%	948,544

	NET ASSETS —100%	$99,683,935

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
SDR	Special Drawing Rights
EUR	Euro
JPY	Japanese Yen

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of the Schedule of Investments was $83,586,512; accordingly, net unrealized appreciation on investments for federal income tax purposes was $15,148,879 (gross unrealized appreciation $22,802,001; gross unrealized depreciation $7,653,122). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.
(c)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at July 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
Euro,
Expiring 10/29/13	State Street Bank	EUR	1,439	$1,856,267	$1,915,015	$58,748
Expiring 10/29/13	State Street Bank	EUR	887	1,170,779	1,180,283	9,504
Japanese Yen,
Expiring 01/06/14	State Street Bank	JPY	97,607	975,675	998,009	22,334

				$4,002,721	$4,093,307	$90,586

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
Euro,
Expiring 10/29/13	State Street Bank	EUR	3,002	$3,908,254	$3,994,783	$(86,529)
Japanese Yen,
Expiring 01/06/14	State Street Bank	JPY	466,131	4,700,651	4,766,076	(65,425)

				$8,608,905	$8,760,859	$(151,954)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$328,804	$—	$—
Australia	—	2,716,381	—
Austria	—	692,028	—
Belgium	65,385	481,662	—
Brazil	834,181	—	—
Canada	1,445,268	—	—
Cayman Islands	1,206,664	—	—
China	—	1,238,830	—
Denmark	102,833	1,125,055	—
Finland	—	261,735	—
France	163,506	9,166,511	—
Germany	—	9,278,908	—
Hong Kong	—	3,210,891	—
Ireland	537,823	325,605	—
Israel	—	933,114	—
Italy	—	1,873,875	—
Japan	—	18,376,331	—
Liechtenstein	107,937	—	—
Mexico	550,422	—	—
Netherlands	1,290,425	3,067,754	—
New Zealand	—	324,050	—
Norway	—	842,124	—
Singapore	—	238,629	—
South Korea	—	687,129	—
Spain	—	1,666,971	—
Sweden	—	1,703,516	—
Switzerland	—	7,558,791	—
United Kingdom	—	20,918,365	—
United States	2,042,988	—	—
Preferred Stocks:
Brazil	476,659	—
Affiliated Money Market Mutual Fund	2,894,241	—	—
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	(61,368)	—

Total	$12,047,136	$86,626,887	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at October 31, 2012 was $3,948. Such fair values are used to reflect the impact of market movements between the time at which the Fund normally values its securities and the earlier closing of foreign markets. An amount of $79,060,573 was transferred from Level 1 into Level 2 at July 31, 2013 as a result of fair valuing such foreign securities using third-party vendor modeling tools.

It is the Series’ Policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2013 were as follows:

Banks	13.5%
Insurance	7.8
Pharmaceuticals	7.7
Oil, Gas & Consumable Fuels	7.6
Telecommunications	6.6
Food & Beverage	5.1
Retail & Merchandising	4.8
Chemicals	4.6
Apparel	3.0
Automobile Manufacturers	3.0
Affiliated Money Market Mutual Fund	2.9
Automotive Parts	2.9
Aerospace & Defense	2.6
Diversified Financial Services	2.4
Semiconductors	1.9
Internet Software & Services	1.7
Metals & Mining	1.6
Machinery & Equipment	1.5
Distribution/Wholesale	1.5
Transportation	1.5
Advertising	1.4
Computer Services & Software	1.2
Media & Entertainment	1.1
Entertainment & Leisure	1.0
Agriculture	1.0
Consumer Products & Services	1.0
Utilities	0.8
Healthcare Providers & Services	0.8
Diversified Machinery	0.8
Forest & Paper Products	0.7
Miscellaneous Manufacturing	0.7
Engineering & Construction	0.6
IT Services	0.6
Cosmetics/Personal Care	0.5
Real Estate	0.5
Commercial Services	0.5
Electronic Components & Equipment	0.4
Airlines	0.3
Internet	0.3
Construction & Engineering	0.2
Building Materials	0.2
Gas Distribution	0.1
Home Furnishings	0.1

99.0
Other assets in excess of liabilities	1.0

100.0%

Prudential Emerging Markets Debt Local Currency Fund

Schedule of Investments

as of July 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 99.2%
FOREIGN BONDS
Barbados — 0.4%
Columbus International, Inc., Sr. Sec’d. Notes, RegS(original cost $188,913; purchased 09/18/12)(a)(b)	B2	11.500%	11/20/14		170	$ 183,600

Belarus — 0.3%
Republic of Belarus, Sr. Unsec’d. Notes, RegS	B3	8.750%	08/03/15		140	140,000

Bermuda — 0.3%
Digicel Group Ltd., Sr. Unsec’d. Notes, RegS	Caa1	10.500%	04/15/18		150	162,750

Brazil — 15.0%
Banco BMG SA, Sr. Unsec’d. Notes, RegS	B1	9.150%	01/15/16		120	121,200
Banco Santander Brasil SA, Sr. Unsec’d. Notes, MTN, 144A	Baa1	8.000%	03/18/16	BRL	2,250	915,987
Banco Votorantim Ltd., Sr. Unsec’d. Notes, MTN, RegS	Baa2	10.625%	04/10/14	BRL	415	182,901
Brazil Notas do Tesouro Nacional, Bonds, Ser. NTNB - Inflation Linked	Baa2	6.000%	08/15/18	BRL	298	314,359
Brazil Notas do Tesouro Nacional, Notes, Ser. NTNB - Inflation Linked	Baa2	6.000%	08/15/22	BRL	513	549,722
Brazil Notas do Tesouro Nacional, Notes, Ser. NTNF	Baa2	10.000%	01/01/18	BRL	530	225,969
Brazil Notas do Tesouro Nacional, Notes, Ser. NTNF	Baa2	10.000%	01/01/21	BRL	1,903	799,451
Brazil Notas do Tesouro Nacional, Notes, Ser. NTNF	Baa2	10.000%	01/01/23	BRL	4,008	1,664,946
Brazil Notas do Tesouro Nacional, Sr. Notes, Ser. NTNF	Baa2	10.000%	01/01/17	BRL	2,006	862,035
Brazilian Government International Bond, Sr. Unsec’d. Notes	Baa2	8.500%	01/05/24	BRL	2,510	1,025,960
Brazilian Government International Bond, Sr. Unsec’d. Notes	Baa2	12.500%	01/05/16	BRL	1,015	478,280
Itau Unibanco Holding SA, Sr. Unsec’d. Notes, RegS	Baa1	10.500%	11/23/15	BRL	300	133,145

						7,273,955

Cayman Islands — 1.2%
Braskem Finance Ltd., Gtd. Notes, 144A	Baa3	5.750%	04/15/21		200	194,500
Country Garden Holdings Co. Ltd., Gtd. Notes, RegS	Ba3	11.125%	02/23/18		200	223,000
JBS Finance II Ltd., Gtd. Notes, RegS	Ba3	8.250%	01/29/18		150	157,875

						575,375

Colombia — 2.8%
Colombia Government International Bond, Sr. Unsec’d. Notes	Baa3	7.750%	04/14/21	COP	197,000	121,252
Colombia Government International Bond, Sr. Unsec’d. Notes	Baa3	9.850%	06/28/27	COP	180,000	125,912
Colombian TES, Bonds, Ser. B	Baa3	7.250%	06/15/16	COP	300,000	165,362
Colombian TES, Bonds, Ser. B	Baa3	11.000%	07/24/20	COP	915,800	584,304
Colombian TES, Bonds, Ser. B	Baa3	11.250%	10/24/18	COP	305,000	193,568
Empresas Publicas de Medellin ESP, Sr. Unsec’d. Notes, RegS	Baa3	8.375%	02/01/21	COP	300,000	166,249

						1,356,647

Costa Rica — 1.1%
Costa Rica Government International Bond, Sr. Unsec’d. Notes, RegS	Baa3	6.548%	03/20/14		500	513,250

Dominican Republic — 0.3%
Dominican Republic International Bond, Sr. Unsec’d. Notes, RegS	B1	9.040%	01/23/18		138	150,798

Ghana — 0.2%
Ghana Government Bond, Bonds, Ser. 3Y	B1	16.900%	03/07/16	GHS	180	81,343

Hungary — 3.1%
Hungary Government Bond, Bonds, Ser. 16/C	Ba1	5.500%	02/12/16	HUF	33,080	149,824
Hungary Government Bond, Bonds, Ser. 17/B	Ba1	6.750%	02/24/17	HUF	50,270	234,517
Hungary Government Bond, Bonds, Ser. 17/A	Ba1	6.750%	11/24/17	HUF	99,830	467,141
Hungary Government Bond, Sr. Unsec’d. Notes, RegS	Ba1	5.750%	06/11/18	EUR	474	654,733

						1,506,215

Indonesia — 6.9%
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR53	Baa3	8.250%	07/15/21	IDR	2,700,000	268,740
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR56	Baa3	8.375%	09/15/26	IDR	1,000,000	99,068
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR58	Baa3	8.250%	06/15/32	IDR	1,700,000	165,441
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR59	Baa3	7.000%	05/15/27	IDR	3,800,000	337,091
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR61	Baa3	7.000%	05/15/22	IDR	3,800,000	351,001
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR63	Baa3	5.625%	05/15/23	IDR	9,800,000	813,692
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR65	Baa3	6.625%	05/15/33	IDR	15,800,000	1,294,449

						3,329,482

Italy — 0.2%
Wind Acquisition Finance SA, Sec’d. Notes, 144A	B3	11.750%	07/15/17		100	105,500

Kazakhstan — 0.5%
KazMunayGas National Co. JSC, Gtd. Notes, RegS	Baa3	9.125%	07/02/18		200	243,500

Luxembourg — 0.4%
Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	Ba2	4.750%	05/22/20		200	194,000

Malaysia — 2.3%
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0111	A3	4.160%	07/15/21	MYR	275	84,929
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0112	A3	3.418%	08/15/22	MYR	280	82,032
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0311	A3	4.392%	04/15/26	MYR	340	107,373
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0412	A3	4.127%	04/15/32	MYR	2,200	670,719
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0413	A3	3.844%	04/15/33	MYR	500	147,915

						1,092,968

Mexico — 9.3%
America Movil SAB de CV, Sr. Unsec’d. Notes, Ser. 12	A2	6.450%	12/05/22	MXN	7,500	561,763
Cemex SAB de CV, Sr. Sec’d. Notes, RegS	B(c)	9.500%	06/15/18		200	223,500
Mexican Bonos, Bonds, Ser. M	Baa1	6.500%	06/10/21	MXN	2,000	162,902
Mexican Bonos, Bonds, Ser. M	Baa1	6.500%	06/09/22	MXN	75	6,095
Mexican Bonos, Bonds, Ser. M	Baa1	7.750%	05/29/31	MXN	26,203	2,228,419
Mexican Bonos, Bonds, Ser. M 20	Baa1	8.500%	05/31/29	MXN	1,400	128,421
Petroleos Mexicanos, Gtd. Notes	Baa1	9.100%	01/27/20	MXN	9,650	861,012
Petroleos Mexicanos, Gtd. Notes, 144A	Baa1	7.650%	11/24/21	MXN	4,120	342,561

						4,514,673

Netherlands — 0.7%
Vimpelcom Holdings BV, Gtd. Notes, 144A(d)	Ba3	4.276%	06/29/14		200	201,370
Vimpelcom Holdings BV, Gtd. Notes, 144A	Ba3	9.000%	02/13/18	RUB	5,000	152,450

						353,820

Nigeria — 3.8%
Nigeria Government Bond, Bonds, Ser. 3YR	Ba3	10.500%	03/18/14	NGN	5,740	34,989
Nigeria Government Bond, Bonds, Ser. 5YR	Ba3	4.000%	04/23/15	NGN	94,380	499,638
Nigeria Government Bond, Bonds, Ser. 5YR	Ba3	15.100%	04/27/17	NGN	33,495	216,403
Nigeria Government Bond, Bonds, Ser. 7YR	Ba3	16.000%	06/29/19	NGN	20,805	140,868
Nigeria Government Bond, Bonds, Ser. 10YR	Ba3	7.000%	10/23/19	NGN	147,461	664,768
Nigeria Government Bond, Bonds, Ser. 10YR	Ba3	16.390%	01/27/22	NGN	34,560	243,168
Nigeria Government Bond, Bonds, Ser. 20YR	Ba3	10.000%	07/23/30	NGN	10,680	50,481

						1,850,315

Peru — 3.2%
Peru Government Bond, Sr. Unsec’d. Notes	Baa2	6.950%	08/12/31	PEN	190	73,132
Peruvian Government International Bond, Sr. Unsec’d. Notes, 144A	Baa2	7.840%	08/12/20	PEN	650	269,717
Peruvian Government International Bond, Sr. Unsec’d. Notes, RegS	Baa2	6.950%	08/12/31	PEN	960	369,511
Peruvian Government International Bond, Sr. Unsec’d. Notes, RegS	Baa2	7.840%	08/12/20	PEN	1,965	815,377

						1,527,737

Philippines — 2.4%
Philippine Government International Bond, Sr. Unsec’d. Notes	Ba1	4.950%	01/15/21	PHP	26,000	646,558
Philippine Government International Bond, Sr. Unsec’d. Notes	Ba1	6.250%	01/14/36	PHP	20,000	522,680

						1,169,238

Poland — 4.4%
Poland Government Bond, Bonds, Ser. 0417	A2	4.750%	04/25/17	PLN	380	125,186
Poland Government Bond, Bonds, Ser. 1020	A2	5.250%	10/25/20	PLN	1,630	554,757
Poland Government Bond, Bonds, Ser. 1023	A2	4.000%	10/25/23	PLN	4,690	1,457,096

						2,137,039

Romania — 0.8%
Romania Government Bond, Bonds, Ser. 5YR	Baa3	5.600%	11/28/18	RON	1,200	372,191

Russia — 11.0%
AHML Finance Ltd., Unsec’d. Notes, 144A	Baa1	7.750%	02/13/18	RUB	12,250	364,083
EDC Finance Ltd., Gtd. Notes, 144A	BB+(c)	4.875%	04/17/20		200	185,000
Home Credit & Finance Bank Via Eurasia Capital SA, Sr. Sec’d. Notes	Ba3	7.000%	03/18/14		250	255,938
Russian Agricultural Bank OJSC via RSHB Capital SA, Sr. Unsec’d. Notes, 144A	Baa3	8.625%	02/17/17	RUB	3,000	92,153
Russian Agricultural Bank OJSC via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	Baa3	7.875%	02/07/18	RUB	22,500	667,256
Russian Agricultural Bank OJSC via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	Baa3	8.625%	02/17/17	RUB	20,900	641,999
Russian Agricultural Bank OJSC via RSHB Capital SA, Sr. Unsec’d. Notes, Ser. E, MTN, RegS	Baa3	8.700%	03/17/16	RUB	12,000	369,522
Russian Federal Bond - OFZ, Bonds, Ser. 6207	Baa1	8.150%	02/03/27	RUB	20,000	631,036
Russian Federal Bond - OFZ, Bonds, Ser. 6211	Baa1	7.000%	01/25/23	RUB	13,350	394,690
Russian Federal Bond - OFZ, Bonds, Ser. 6212	Baa1	7.050%	01/19/28	RUB	28,290	800,340
Russian Railways via RZD Capital PLC, Sr. Unsec’d. Notes, RegS	Baa1	8.300%	04/02/19	RUB	30,200	936,835

						5,338,852

Singapore — 0.3%
Berau Capital Resources Pte Ltd., Sr. Sec’d. Notes, RegS	B1	12.500%	07/08/15		145	151,888

South Africa — 10.8%
Eskom Holdings Ltd., Gov’t. Sr. Unsec’d. Notes, Ser. ES23, MTN	Baa2	10.000%	01/25/23	ZAR	7,500	847,323
South Africa Government Bond, Bonds, Ser. 2023	Baa1	7.750%	02/28/23	ZAR	875	88,223
South Africa Government Bond, Bonds, Ser. R186	Baa1	10.500%	12/21/26	ZAR	3,073	369,676
South Africa Government Bond, Bonds, Ser. R203	Baa1	8.250%	09/15/17	ZAR	2,325	247,102
South Africa Government Bond, Bonds, Ser. R204	Baa1	8.000%	12/21/18	ZAR	6,225	657,192
South Africa Government Bond, Bonds, Ser. R207	Baa1	7.250%	01/15/20	ZAR	3,120	313,746
South Africa Government Bond, Sr. Unsec’d. Notes, Ser. R208	Baa1	6.750%	03/31/21	ZAR	3,500	338,331

South Africa Government Bond, Sr. Unsec’d. Notes, Ser. R209	Baa1	6.250%	03/31/36	ZAR	31,559	2,369,700

						5,231,293

Spain — 1.0%
Spain Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	Baa3	4.000%	03/06/18		500	493,650

Sri Lanka — 0.8%
Bank of Ceylon, Sr. Unsec’d. Notes, RegS	B1	6.875%	05/03/17		400	412,000

Thailand — 3.2%
Thailand Government Bond, Sr. Unsec’d. Notes	Baa1	3.580%	12/17/27	THB	10,000	297,725
Thailand Government Bond, Sr. Unsec’d. Notes	Baa1	3.625%	06/16/23	THB	4,177	129,703
Thailand Government Bond, Sr. Unsec’d. Notes	Baa1	3.650%	12/17/21	THB	2,000	62,886
Thailand Government Bond, Sr. Unsec’d. Notes	Baa1	3.775%	06/25/32	THB	600	17,580
Thailand Government Bond, Sr. Unsec’d. Notes	Baa1	3.850%	12/12/25	THB	2,000	62,204
Thailand Government Bond, Sr. Unsec’d. Notes	Baa1	5.670%	03/13/28	THB	5,000	183,795
Thailand Government Bond, Sr. Unsec’d. Notes —Inflation Linked	Baa1	1.200%	07/14/21	THB	24,968	781,549

						1,535,442

Turkey — 7.8%
Turkey Government Bond, Bonds	Baa3	8.500%	09/14/22	TRY	1,385	676,063
Turkey Government Bond, Bonds	Baa3	9.000%	01/27/16	TRY	1,360	706,712
Turkey Government Bond, Bonds	Baa3	10.000%	06/17/15	TRY	815	428,560
Turkey Government Bond, Bonds	Baa3	10.500%	01/15/20	TRY	775	427,142
Turkey Government Bond, Bonds, Ser. 5YR	Baa3	9.000%	03/08/17	TRY	3,030	1,565,123

						3,803,600

Ukraine — 0.9%
NAK Naftogaz of Ukraine, Gov’t. Gtd. Notes	NR	9.500%	09/30/14		430	429,463

Uruguay — 1.1%
Uruguay Government International Bond, Sr. Unsec’d. Notes	Baa3	4.375%	12/15/28	UYU	3,411	176,294
Uruguay Government International Bond, Sr. Unsec’d. Notes	Baa3	5.000%	09/14/18	UYU	7,147	371,754

						548,048

Venezuela — 2.7%
Petroleos de Venezuela SA, Gtd. Notes	B1	8.000%	11/17/13		40	40,000
Petroleos de Venezuela SA, Sr. Unsec’d. Notes, Ser. 2014	NR	4.900%	10/28/14		1,340	1,260,940

						1,300,940

TOTAL LONG-TERM INVESTMENTS (cost $53,408,459)						48,079,572

				Shares
SHORT-TERM INVESTMENTS — 0.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 0.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $357,790)(e)					357,790	357,790

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(f) — 0.1%
Call Options
Currency Option EURO vs HUF, expiring 11/20/13, @ FX Rate 291.00	Barclays Capital International	EUR	685	40,812
Currency Option USD vs ILS, expiring 12/10/13, @ FX Rate 3.631	Barclays Capital International		1,042	13,533

TOTAL OPTIONS PURCHASED (cost $56,914)				54,345

TOTAL SHORT-TERM INVESTMENTS (cost $414,704)				412,135

TOTAL INVESTMENTS — 100.0% (cost $53,823,163)(g)				48,491,707
Liabilities in excess of other assets(h)				(15,888)

NET ASSETS — 100.0%				$48,475,819

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
GHS	Ghanaian New Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira

USD	United States Dollar
UYU	Uruguay Peso
ZAR	South African Rand

†	The ratings reflected are as of July 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Series’ current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Indicates a restricted security; the aggregate cost of the restricted securities is $188,913. The aggregate value, $183,600, is approximately 0.4% of net assets.
(c)	Standard & Poor’s Rating.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2013.
(e)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	The amount represent fair value of derivative instruments subject to foreign exchange contract risk exposure as of July 31, 2013.
(g)	The United States federal income tax basis of the Series’ investment was $54,729,391; accordingly, net unrealized depreciation on investments for federal income tax purposes was $6,237,684 (gross unrealized appreciation $214,783; gross unrealized depreciation $6,452,467). The difference between book and tax basis is primarily attributable to the difference in treatment of amortization of premiums, wash sales and straddle loss deferrals as of most recent fiscal year end.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at July 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/25/2013	Citigroup Global Markets	AUD	410	$375,000	$366,132	$(8,868)
Expiring 10/25/2013	Citigroup Global Markets	AUD	183	168,587	163,511	(5,076)
Expiring 10/25/2013	Barclays Bank International	AUD	136	126,000	121,929	(4,071)
Brazilian Real,
Expiring 08/02/2013	Deutsche Bank	BRL	408	179,512	178,815	(697)
Expiring 10/18/2013	Citigroup Global Markets	BRL	112	48,617	48,180	(437)
Expiring 10/18/2013	Barclays Bank International	BRL	285	125,000	122,886	(2,114)
British Pound,
Expiring 10/25/2013	Barclays Bank International	GBP	164	250,727	249,174	(1,553)
Canadian Dollar,
Expiring 10/22/2013	Citigroup Global Markets	CAD	284	276,000	276,294	294
Chilean Peso,
Expiring 09/11/2013	Barclays Bank International	CLP	46,019	91,000	88,984	(2,016)
Expiring 09/11/2013	Citigroup Global Markets	CLP	69,891	137,934	135,145	(2,789)
Expiring 09/11/2013	HSBC	CLP	63,400	125,000	122,593	(2,407)
Chinese Yuan,
Expiring 05/08/2014	Citigroup Global Markets	CNY	94	15,000	14,990	(10)
Expiring 05/08/2014	Credit Suisse	CNY	1,027	164,000	164,468	468
Colombian Peso,
Expiring 10/18/2013	Citigroup Global Markets	COP	1,104,562	572,460	577,808	5,348

Euro,
Expiring 10/15/2013	JPMorgan	EUR	190	243,029	252,837	9,808
Expiring 10/25/2013	JPMorgan	EUR	190	244,689	252,847	8,158
Expiring 10/25/2013	Citigroup Global Markets	EUR	755	992,651	1,004,735	12,084
Expiring 10/25/2013	Citigroup Global Markets	EUR	676	893,725	899,004	5,279
Expiring 10/25/2013	Citigroup Global Markets	EUR	491	649,079	653,410	4,331
Expiring 10/25/2013	Citigroup Global Markets	EUR	251	331,261	334,024	2,763
Expiring 10/25/2013	Citigroup Global Markets	EUR	189	248,925	251,516	2,591
Expiring 10/25/2013	Citigroup Global Markets	EUR	15	19,646	19,762	116
Hungarian Forint,
Expiring 10/24/2013	Citigroup Global Markets	HUF	432,161	1,924,614	1,905,895	(18,719)
Expiring 10/24/2013	Citigroup Global Markets	HUF	56,107	248,770	247,441	(1,329)
Expiring 10/24/2013	Citigroup Global Markets	HUF	5,707	25,194	25,167	(27)
Indonesia Rupiah,
Expiring 08/02/2013	Barclays Bank International	IDR	4,150,661	410,550	403,859	(6,691)
Expiring 08/02/2013	Barclays Bank International	IDR	1,799,168	179,200	175,059	(4,141)
Expiring 08/02/2013	Citigroup Global Markets	IDR	2,840,120	290,594	276,343	(14,251)
Expiring 08/02/2013	Citigroup Global Markets	IDR	1,427,839	141,714	138,929	(2,785)
Expiring 08/02/2013	Citigroup Global Markets	IDR	267,677	27,300	26,045	(1,255)
Expiring 08/02/2013	Citigroup Global Markets	IDR	257,998	26,300	25,103	(1,197)
Expiring 08/02/2013	Citigroup Global Markets	IDR	246,164	25,200	23,952	(1,248)
Expiring 08/02/2013	Credit Suisse	IDR	3,064,634	311,700	298,189	(13,511)
Expiring 08/02/2013	Credit Suisse	IDR	1,676,484	171,332	163,122	(8,210)
Expiring 08/02/2013	Credit Suisse	IDR	974,610	99,450	94,829	(4,621)
Expiring 08/02/2013	Credit Suisse	IDR	393,277	40,200	38,266	(1,934)
Expiring 08/02/2013	Credit Suisse	IDR	310,819	31,700	30,243	(1,457)
Expiring 08/02/2013	Credit Suisse	IDR	277,765	28,300	27,026	(1,274)
Expiring 08/02/2013	Credit Suisse	IDR	259,669	26,600	25,266	(1,334)
Expiring 09/03/2013	UBS Warburg LLC	IDR	9,027,020	861,192	873,328	12,136

Expiring 08/02/2013	UBS Warburg LLC	IDR	2,458,000	240,274	239,163	(1,111)
Expiring 08/02/2013	UBS Warburg LLC	IDR	1,343,852	137,254	130,757	(6,497)
Expiring 08/02/2013	UBS Warburg LLC	IDR	397,576	40,600	38,684	(1,916)
Expiring 09/03/2013	Citigroup Global Markets	IDR	415,357	39,771	40,184	413
Japanese Yen,
Expiring 10/25/2013	Citigroup Global Markets	JPY	50,913	507,998	520,247	12,249
Expiring 10/25/2013	Citigroup Global Markets	JPY	47,798	479,000	488,419	9,419
Malaysian Ringgit,
Expiring 08/01/2013	Barclays Bank International	MYR	279	86,292	86,079	(213)
Expiring 10/17/2013	Barclays Bank International	MYR	4,564	1,488,322	1,400,601	(87,721)
Expiring 10/17/2013	Citigroup Global Markets	MYR	9,824	3,050,124	3,014,968	(35,156)
Expiring 10/17/2013	Citigroup Global Markets	MYR	152	46,682	46,527	(155)
Expiring 10/17/2013	JPMorgan	MYR	441	137,000	135,303	(1,697)
Expiring 10/17/2013	UBS Warburg LLC	MYR	980	304,400	300,630	(3,770)
Mexican Peso,
Expiring 08/22/2013	Citigroup Global Markets	MXN	4,031	308,621	314,845	6,224
Expiring 08/22/2013	Citigroup Global Markets	MXN	955	71,448	74,630	3,182
Expiring 08/22/2013	Citigroup Global Markets	MXN	277	22,800	21,615	(1,185)
Expiring 10/22/2013	Barclays Bank International	MXN	1,578	122,000	122,589	589
Expiring 10/22/2013	Citigroup Global Markets	MXN	26,276	2,093,114	2,040,904	(52,210)
Expiring 10/22/2013	Citigroup Global Markets	MXN	750	58,420	58,220	(200)
Nigerian Naira,
Expiring 08/02/2013	Barclays Bank International	NGN	58,420	362,746	363,762	1,016
Expiring 08/02/2013	Citigroup Global Markets	NGN	1,465	9,100	9,123	23
Expiring 08/02/2013	UBS Warburg LLC	NGN	2,239	13,900	13,941	41
Expiring 10/30/2013	Citigroup Global Markets	NGN	46,808	283,943	283,546	(397)
Peruvian Nuevo Sol,
Expiring 08/02/2013	Barclays Bank International	PEN	1,418	509,000	507,089	(1,911)
Expiring 08/02/2013	Citigroup Global Markets	PEN	1,481	531,519	529,618	(1,901)
Philippine Peso,
Expiring 09/05/2013	HSBC	PHP	11,014	261,000	253,626	(7,374)

Polish Zloty,
Expiring 10/24/2013	Citigroup Global Markets	PLN	9,484	2,955,939	2,951,557	(4,382)
Expiring 10/24/2013	Citigroup Global Markets	PLN	169	53,081	52,650	(431)
Romanian New Leu,
Expiring 10/24/2013	Citigroup Global Markets	RON	627	185,740	187,218	1,478
Russian Ruble,
Expiring 10/17/2013	Barclays Bank International	RUB	5,183	156,789	155,186	(1,603)
Expiring 10/17/2013	Barclays Bank International	RUB	2,400	72,824	71,864	(960)
Expiring 10/17/2013	Citigroup Global Markets	RUB	1,784	53,696	53,404	(292)
Expiring 10/17/2013	Citigroup Global Markets	RUB	343	10,234	10,259	25
Expiring 10/17/2013	Credit Suisse	RUB	8,146	248,000	243,905	(4,095)
South African Rand,
Expiring 10/30/2013	Citigroup Global Markets	ZAR	476	48,086	47,582	(504)
South Korean Won,
Expiring 10/17/2013	UBS Warburg LLC	KRW	832,534	723,596	737,961	14,365
Thai Baht,
Expiring 08/28/2013	Barclays Bank International	THB	2,588	82,959	82,551	(408)
Expiring 08/28/2013	Citigroup Global Markets	THB	2,356	75,918	75,145	(773)
Expiring 08/28/2013	Citigroup Global Markets	THB	1,136	36,500	36,244	(256)
Expiring 08/28/2013	Credit Suisse	THB	61,655	2,051,744	1,966,391	(85,353)
Expiring 08/28/2013	Credit Suisse	THB	3,856	124,000	122,994	(1,006)
Expiring 08/28/2013	JPMorgan	THB	7,753	248,648	247,265	(1,383)
Expiring 08/28/2013	UBS Warburg LLC	THB	1,407	46,000	44,888	(1,112)
Turkish Lira,
Expiring 10/30/2013	Barclays Bank International	TRY	290	148,000	147,238	(762)
Expiring 10/30/2013	Citigroup Global Markets	TRY	1,685	860,094	855,192	(4,902)
Expiring 10/30/2013	Citigroup Global Markets	TRY	87	44,275	43,901	(374)
Expiring 10/30/2013	Citigroup Global Markets	TRY	41	20,638	20,649	11

				$30,599,841	$30,286,220	$(313,621)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/25/2013	Barclays Bank International	AUD	270	$243,677	$241,246	$2,431
Expiring 10/25/2013	Citigroup Global Markets	AUD	243	222,348	217,121	5,227
Expiring 10/25/2013	HSBC	AUD	83	76,000	74,407	1,593

Brazilian Real,
Expiring 10/18/2013	Citigroup Global Markets	BRL	5,484	2,374,033	2,362,519	11,514
Expiring 10/18/2013	Deutsche Bank	BRL	408	176,483	175,741	742
British Pound,
Expiring 10/15/2013	JPMorgan	GBP	165	243,030	250,183	(7,153)
Expiring 10/25/2013	JPMorgan	GBP	164	244,689	248,919	(4,230)
Canadian Dollar,
Expiring 10/22/2013	Barclays Bank International	CAD	130	124,000	125,953	(1,953)
Expiring 10/22/2013	Barclays Bank International	CAD	128	124,000	124,355	(355)
Expiring 10/22/2013	Citigroup Global Markets	CAD	537	516,432	521,836	(5,404)
Chilean Peso,
Expiring 09/11/2013	JPMorgan	CLP	65,056	127,000	125,795	1,205
Expiring 09/11/2013	Credit Suisse	CLP	76,791	153,000	148,486	4,514
Chinese Yuan,
Expiring 05/08/2014	Barclays Bank International	CNY	1,027	164,486	164,967	(481)
Expiring 05/08/2014	Citigroup Global Markets	CNY	94	14,995	15,035	(40)
Colombian Peso,
Expiring 10/18/2013	Citigroup Global Markets	COP	474,585	248,487	248,261	226
Euro,
Expiring 10/25/2013	Barclays Bank International	EUR	507	661,271	674,037	(12,766)
Expiring 10/25/2013	Barclays Bank International	EUR	435	565,904	578,887	(12,983)
Expiring 10/25/2013	Barclays Bank International	EUR	380	485,577	505,694	(20,117)
Expiring 10/25/2013	Barclays Bank International	EUR	218	285,405	290,109	(4,704)
Expiring 10/25/2013	Barclays Bank International	EUR	190	250,727	252,847	(2,120)
Expiring 10/25/2013	Barclays Bank International	EUR	187	248,708	248,855	(147)
Expiring 10/24/2013	Barclays Bank International	EUR	187	248,770	248,854	(84)
Expiring 10/25/2013	Barclays Bank International	EUR	95	121,490	126,424	(4,934)
Expiring 10/25/2013	Barclays Bank International	EUR	95	121,710	126,424	(4,714)
Expiring 10/25/2013	Citigroup Global Markets	EUR	344	449,015	457,787	(8,772)
Expiring 10/25/2013	Citigroup Global Markets	EUR	487	644,192	648,087	(3,895)
Expiring 10/25/2013	Credit Suisse	EUR	137	176,238	182,316	(6,078)
Expiring 10/25/2013	Deutsche Bank	EUR	95	122,326	126,424	(4,098)
Indian Rupee,
Expiring 10/15/2013	Barclays Bank International	INR	7,747	127,000	124,841	2,159
Expiring 10/17/2013	Barclays Bank International	INR	24,029	387,068	387,024	44
Indonesia Rupiah,

Expiring 08/02/2013	Barclays Bank International	IDR	1,003,680	102,000	97,658	4,342
Expiring 08/02/2013	Barclays Bank International	IDR	335,268	32,409	32,622	(213)
Expiring 08/02/2013	Credit Suisse	IDR	1,380,875	133,741	134,359	(618)
Expiring 08/02/2013	Credit Suisse	IDR	1,222,672	121,357	118,966	2,391
Expiring 08/02/2013	Credit Suisse	IDR	745,439	73,011	72,531	480
Expiring 08/02/2013	Credit Suisse	IDR	620,267	58,776	60,352	(1,576)
Expiring 08/02/2013	Credit Suisse	IDR	440,754	43,661	42,885	776
Expiring 08/02/2013	Credit Suisse	IDR	366,448	35,881	35,655	226
Expiring 08/02/2013	Credit Suisse	IDR	352,444	34,135	34,293	(158)
Expiring 08/02/2013	Credit Suisse	IDR	323,513	31,200	31,478	(278)
Expiring 08/02/2013	Credit Suisse	IDR	312,646	30,652	30,420	232
Expiring 08/02/2013	UBS Warburg LLC	IDR	9,027,020	875,050	878,328	(3,278)
Expiring 08/02/2013	UBS Warburg LLC	IDR	3,410,760	344,000	331,867	12,133
Expiring 08/02/2013	UBS Warburg LLC	IDR	1,840,998	177,702	179,129	(1,427)
Expiring 08/02/2013	UBS Warburg LLC	IDR	763,527	74,932	74,291	641
Israeli Shekel,
Expiring 10/30/2013	Citigroup Global Markets	ILS	1,105	309,086	309,349	(263)
Japanese Yen,
Expiring 10/25/2013	Citigroup Global Markets	JPY	25,063	250,000	256,101	(6,101)
Expiring 10/25/2013	Citigroup Global Markets	JPY	3,046	31,109	31,129	(20)
Expiring 10/25/2013	JPMorgan	JPY	371,132	3,717,419	3,792,374	(74,955)
Malaysian Ringgit,
Expiring 10/17/2013	Barclays Bank International	MYR	279	85,894	85,695	199
Expiring 10/17/2013	Barclays Bank International	MYR	120	37,384	36,953	431
Expiring 10/17/2013	Citigroup Global Markets	MYR	793	254,272	243,226	11,046
Expiring 10/17/2013	Citigroup Global Markets	MYR	388	121,469	118,932	2,537
Expiring 10/17/2013	Credit Suisse	MYR	274	87,029	84,023	3,006
Expiring 10/17/2013	Credit Suisse	MYR	215	66,121	65,856	265
Expiring 10/17/2013	Credit Suisse	MYR	171	53,669	52,573	1,096

Expiring 10/17/2013	Credit Suisse	MYR	136	42,466	41,706	760
Expiring 10/17/2013	Credit Suisse	MYR	117	37,106	35,967	1,139
Expiring 10/17/2013	JPMorgan	MYR	270	84,312	82,849	1,463
Expiring 10/17/2013	UBS Warburg LLC	MYR	995	306,931	305,306	1,625
Mexican Peso,
Expiring 08/22/2013	Barclays Bank International	MXN	561	42,065	43,792	(1,727)
Expiring 08/22/2013	Credit Suisse	MXN	1,272	98,712	99,340	(628)
Expiring 08/22/2013	Credit Suisse	MXN	1,040	76,921	81,249	(4,328)
Expiring 08/22/2013	Credit Suisse	MXN	698	53,314	54,555	(1,241)
Expiring 08/22/2013	Credit Suisse	MXN	549	42,468	42,876	(408)
Expiring 08/22/2013	Credit Suisse	MXN	529	40,549	41,345	(796)
Expiring 08/22/2013	Credit Suisse	MXN	484	36,623	37,842	(1,219)
Expiring 08/22/2013	Deutsche Bank	MXN	1,135	86,874	88,629	(1,755)
Expiring 10/22/2013	Barclays Bank International	MXN	1,885	149,000	146,389	2,611
Expiring 10/22/2013	Barclays Bank International	MXN	629	49,000	48,884	116
Expiring 10/22/2013	HSBC	MXN	1,895	147,402	147,176	226
Expiring 10/22/2013	JPMorgan	MXN	3,101	244,521	240,829	3,692
New Zealand Dollar,
Expiring 10/25/2013	Citigroup Global Markets	NZD	652	516,057	517,611	(1,554)
Nigerian Naira,
Expiring 08/02/2013	Citigroup Global Markets	NGN	46,808	290,914	291,457	(543)
Expiring 08/02/2013	Credit Suisse	NGN	5,931	35,824	36,929	(1,105)
Expiring 08/02/2013	Credit Suisse	NGN	5,617	34,673	34,975	(302)
Expiring 08/02/2013	Credit Suisse	NGN	3,768	22,846	23,465	(619)
Peruvian Nuevo Sol,
Expiring 08/02/2013	Citigroup Global Markets	PEN	2,899	1,037,448	1,036,706	742
Expiring 11/04/2013	Citigroup Global Markets	PEN	1,481	526,286	525,038	1,248
Philippine Peso,
Expiring 09/05/2013	Citigroup Global Markets	PHP	36,841	863,138	848,353	14,785
Expiring 10/08/2013	Citigroup Global Markets	PHP	7,592	176,531	174,801	1,730
Polish Zloty,
Expiring 10/24/2013	Citigroup Global Markets	PLN	197	61,000	61,155	(155)
Russian Ruble,
Expiring 10/17/2013	Citigroup Global Markets	RUB	9,267	276,820	277,476	(656)
Expiring 10/17/2013	Credit Suisse	RUB	9,953	298,000	298,032	(32)
South African Rand,
Expiring 10/30/2013	Barclays Bank International	ZAR	2,452	247,000	245,201	1,799
Expiring 10/30/2013	Barclays Bank International	ZAR	1,483	149,000	148,305	695
Expiring 10/30/2013	UBS Warburg LLC	ZAR	2,302	233,001	230,185	2,816
Expiring 10/30/2013	UBS Warburg LLC	ZAR	1,155	115,692	115,507	185

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
South Korean Won,
Expiring 10/17/2013	Credit Suisse	KRW	336,800	$298,000	$298,540	$(540)
Swiss Franc,
Expiring 10/24/2013	Citigroup Global Markets	CHF	1,241	1,326,364	1,341,594	(15,230)
Thai Baht,
Expiring 08/01/2013	Barclays Bank International	THB	2,588	83,092	82,694	398
Expiring 08/28/2013	Barclays Bank International	THB	1,725	55,289	55,016	273
Expiring 08/28/2013	Barclays Bank International	THB	808	25,787	25,759	28
Expiring 08/28/2013	Citigroup Citibank Markets	THB	3,890	127,136	124,077	3,059
Expiring 08/28/2013	Credit Suisse	THB	1,685	54,466	53,747	719
Expiring 08/28/2013	Credit Suisse	THB	1,370	43,749	43,701	48
Expiring 08/28/2013	Credit Suisse	THB	1,047	33,444	33,399	45
Expiring 08/28/2013	Credit Suisse	THB	721	23,015	22,988	27
Expiring 08/28/2013	Credit Suisse	THB	799	25,562	25,490	72
Turkish Lira,
Expiring 10/30/2013	Barclays Bank International	TRY	515	263,975	261,121	2,854

				$25,912,393	$26,026,535	$(114,142)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2013.

Interest rate swap agreements outstanding at July 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements:
MXN 8,000	02/21/22	6.620%	3 month LIBOR(1)	$6,648	$—	$6,648	Barclays Bank International
MXN 3,000	02/28/22	6.440%	3 month LIBOR(1)	(45)	—	(45)	Barclays Bank International
HUF140,000	06/28/23	6.150%	3 month LIBOR(1)	17,552	—	17,552	Barclays Bank International

				$24,1555	$—	$24,155

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds:
Barbados	$—	$183,600	$—
Belarus	—	140,000	—
Bermuda	—	162,750	—
Brazil	—	7,273,955	—
Cayman Islands	—	575,375	—
Colombia	—	1,356,647	—
Costa Rica	—	513,250	—
Dominican Republic	—	150,798	—
Ghana	—	81,343	—
Hungary	—	1,506,215	—
Indonesia	—	3,329,482	—
Italy	—	105,500	—
Kazakhstan	—	243,500	—
Luxembourg	—	194,000	—
Malaysia	—	1,092,968	—
Mexico	—	4,514,673	—
Netherlands	—	353,820	—
Nigeria	—	1,850,315	—
Peru	—	1,527,737	—
Philippines	—	1,169,238	—
Poland	—	2,137,039	—
Romania	—	372,191	—
Russia	—	5,338,852	—
Singapore	—	151,888	—
South Africa	—	5,231,293	—
Spain	—	493,650	—
Sri Lanka	—	412,000	—
Thailand	—	1,535,442	—
Turkey	—	3,803,600	—
Ukraine	—	429,463	—
Uruguay	—	548,048	—
Venezuela	—	1,300,940	—
Affiliated Money Market Mutual Fund	357,790	—	—
Options Purchased	—	54,345	—
Other Financial Instuments*
Foreign Forward Currency Contracts	—	(427,763)	—
Interest Rate Swaps	—	24,155	—

Total	$357,790	$47,730,309	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Foregin Bond
Balance as of 10/31/12	$458,225
Accrued discounts/premiums	—
Realized gain (loss)	(4,221)
Change in unrealized appreciation (depreciation)	7,128
Purchases	—
Sales	(461,132)
Transfers into Level 3	—
Transfers out of Level 3

Balance as of 7/31/13	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2013 was as follows:

Foreign Government Obligations	74.5%
Foreign Agencies	15.5
Foreign Corporations	9.2
Affiliated Money Market Mutual Fund	0.7
Options Purchased	0.1

100.0
Liabilities in excess of other assets	— *

Net Assets	100.0%

*	Less than .05%.

Prudential Jennison Global Opportunities Fund

Schedule of Investments

as of July 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Brazil — 1.2%
Arezzo Industria e Comercio SA	20,900	$329,347

Canada — 1.5%
Canadian Pacific Railway Ltd.	3,189	391,864

China — 2.2%
Tencent Holdings Ltd.	12,835	581,015

Denmark — 1.5%
Novo Nordisk A/S (Class B Stock)	2,431	412,458

France — 1.3%
Essilor International SA	3,088	345,601

Hong Kong — 3.7%
Michael Kors Holdings Ltd.*	9,549	643,029
Sands China Ltd.	67,892	366,942

		1,009,971

Italy — 6.4%
Azimut Holding SpA	21,918	492,474
Luxottica Group SpA	11,164	591,469
Prada SpA	68,697	640,551

		1,724,494

Japan — 2.9%
FANUC Corp.	2,580	390,644
Murata Manufacturing Co. Ltd.	5,618	385,843

		776,487

Netherlands — 1.5%
Core Laboratories NV	2,736	409,306

Spain — 2.5%
Inditex SA	5,029	671,296

Switzerland — 2.1%
Cie Financiere Richemont SA	5,738	561,306

Thailand — 1.2%
Home Product Center PCL	866,123	326,212

United Kingdom — 17.4%
ARM Holdings PLC	68,732	922,271
Ashtead Group PLC	50,878	545,835
ASOS PLC*	11,106	798,973
Barclays PLC	94,783	414,108
Diageo PLC	16,235	508,789
Intertek Group PLC	5,169	237,978
Rolls-Royce Holdings PLC	38,793	691,648
SABMiller PLC	11,758	576,331

		4,695,933

United States — 52.9%
Alliance Data Systems Corp.*	2,428	480,210
Amazon.com, Inc.*	2,294	690,999
Apple, Inc.	1,322	598,205
Biogen Idec, Inc.*	3,447	751,894
BioMarin Pharmaceutical, Inc.*	8,228	531,940
Celgene Corp.*	4,949	726,810

Cree, Inc.*	7,962	556,544
Discovery Communications, Inc. (Class A Stock)*	6,650	530,138
Gilead Sciences, Inc.*	16,596	1,019,824
Goldman Sachs Group, Inc. (The)	4,475	734,034
Google, Inc. (Class A Stock)*	717	636,409
Home Depot, Inc. (The)	6,692	528,869
LinkedIn Corp. (Class A Stock)*	3,973	809,658
MasterCard, Inc. (Class A Stock)	1,891	1,154,663
Monsanto Co.	4,915	485,504
Netflix, Inc.*	2,041	498,453
priceline.com, Inc.*	1,380	1,208,425
Splunk, Inc.*	11,021	551,160
Tesla Motors, Inc.*	2,816	378,132
TJX Cos., Inc.	11,998	624,376
TransDigm Group, Inc.	2,742	396,466
Workday, Inc. (Class A Stock)*	5,361	366,103

		14,258,816

TOTAL LONG-TERM INVESTMENTS (cost $21,907,728)		26,494,106

SHORT-TERM INVESTMENT — 1.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $375,728)(a)	375,728	375,728

TOTAL INVESTMENTS — 99.7% (cost $22,283,456)(b)		26,869,834
Other assets in excess of liabilities — 0.3%		93,404

NET ASSETS — 100.0%		$26,963,238

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of the Series’ investment was $22,326,278; accordingly, net unrealized appreciation on investments for federal income tax purposes was $4,543,556 (gross unrealized appreciation $4,901,377; gross unrealized depreciation $357,821). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies Series’ as of the most recent fiscal year end.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of July 31, 2013 in valuing such Portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$329,347	$—	$—
Canada	391,864	—	—
China	—	581,015	—
Denmark	—	412,458	—
France	—	345,601	—
Hong Kong	643,029	366,942	—
Italy	—	1,724,494	—
Japan	—	776,487	—
Netherlands	409,306	—	—
Spain	—	671,296	—

Switzerland	—	561,306	—
Thailand	—	326,212	—
United Kingdom	—	4,695,933	—
United States	14,258,816	—	—
Affiliated Money Market Mutual Fund	375,728	—	—

Total	$16,408,090	$10,461,744	$—

Fair value of Level 2 investments at October 31, 2012 was $369,831, which was a result of valuing investments using third party vendor modeling tools. An amount of $4,190,069 was transferred from Level 1 into Level 2 at July 31, 2013 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the series normally value its securities and the earlier closing of foreign markets.

It is the Series’ Policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2013 was as follows:

Internet & Catalog Retail	11.9%
Biotechnology	11.3
Textiles, Apparel & Luxury Goods	10.3
Specialty Retail	8.0
Internet Software & Services	7.5
IT Services	6.1
Semiconductors & Semiconductor Equipment	5.5
Capital Markets	4.5
Aerospace & Defense	4.1
Beverages	4.0
Software	3.3
Computers & Peripherals	2.2
Trading Companies & Distributors	2.0
Media	2.0
Chemicals	1.8
Commercial Banks	1.5
Pharmaceuticals	1.5
Energy Equipment & Services	1.5
Road & Rail	1.5
Machinery	1.5
Electronic Equipment & Instruments	1.4
Automobiles	1.4
Affiliated Money Market Mutual Funds	1.4
Hotels, Restaurants & Leisure	1.3
Healthcare Equipment & Supplies	1.3
Professional Services	0.9

99.7
Other assets in excess of liabilities	0.3

100.0%

Prudential Jennison International Opportunities Fund

Schedule of Investments

as of July 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 97.8%
Argentina — 1.6%
MercadoLibre, Inc.	2,151	$252,592

Brazil — 1.3%
Abril Educacao SA, 144A	4,738	73,375
Arezzo Industria e Comercio SA	7,966	125,530

		198,905

Canada — 1.9%
Canadian Pacific Railway Ltd.	2,377	292,086

China — 5.6%
Great Wall Motor Co. Ltd. (Class H Stock)	44,898	209,547
Tencent Holdings Ltd.	11,632	526,558
Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	33,347	116,022

		852,127

Denmark — 2.1%
Novo Nordisk A/S (Class B Stock)	1,848	313,543

France — 4.9%
BNP Paribas SA	5,140	333,264
Pernod-Ricard SA	2,101	250,685
Remy Cointreau SA	1,577	163,308

		747,257

Germany — 7.6%
Adidas AG	2,822	314,555
Bayer AG	3,348	389,156
Brenntag AG	1,340	220,541
Continental AG	1,529	240,771

		1,165,023

Hong Kong — 3.8%
Michael Kors Holdings Ltd.*	5,407	364,107
Sands China Ltd.	41,040	221,813

		585,920

Indonesia — 0.5%
Tower Bersama Infrastructure Tbk PT*	73,629	40,813
Tower Bersama Infrastructure Tbk PT, 144A*	72,770	40,336

		81,149

Ireland — 2.2%
Experian PLC	17,548	329,045

Italy — 12.6%
Azimut Holding SpA	15,863	356,425
Brunello Cucinelli SpA	8,179	221,643
Luxottica Group SpA	7,353	389,562
Prada SpA	44,636	416,199
Tod’s SpA	1,568	255,448
Yoox SpA*	10,373	272,485

		1,911,762

Japan — 10.8%
FANUC Corp.	1,395	211,221
Fuji Heavy Industries Ltd.	8,446	207,953
Hino Motors Ltd.	20,379	312,300

Mitsui Fudosan Co. Ltd.	7,551	227,605
Murata Manufacturing Co. Ltd.	3,826	262,769
Rakuten, Inc.	12,773	172,211
Unicharm Corp.	4,688	249,569

		1,643,628

Mexico — 1.0%
Corp. Inmobiliaria Vesta SAB de CV	11,573	24,083
Corp. Inmobiliaria Vesta SAB de CV, 144A	60,800	126,525

		150,608

Netherlands — 1.8%
Core Laboratories NV	1,825	273,020

Panama — 0.2%
Copa Holdings SA	195	27,138

South Africa — 2.6%
Aspen Pharmacare Holdings Ltd.	9,774	216,642
Naspers Ltd. (Class N Stock)	2,102	175,794

		392,436

Spain — 3.0%
Inditex SA	3,390	452,514

Sweden — 1.4%
Assa Abloy AB (Class B Stock)	5,004	221,860

Switzerland — 6.0%
Roche Holding AG	1,526	375,532
Swatch Group AG (The) (Bearer Shares)	540	320,896
Syngenta AG	540	213,522

		909,950

Turkey — 2.7%
BIM Birlesik Magazalar A/S	9,170	210,962
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	141,735	196,386

		407,348

United Kingdom — 24.2%
ARM Holdings PLC	29,194	391,736
Ashtead Group PLC	29,182	313,073
ASOS PLC*	5,156	370,926
Barclays PLC	94,267	411,854
Compass Group PLC	22,093	302,054
Diageo PLC	11,089	347,519
Intertek Group PLC	4,390	202,113
Rolls-Royce Holdings PLC	28,347	505,404
Rotork PLC	3,700	149,298
SABMiller PLC	9,723	476,583
Telecity Group PLC	15,276	206,393

		3,676,953

TOTAL COMMON STOCKS (cost $12,891,907)		14,884,864

PREFERRED STOCK — 1.6%
Germany
Volkswagen AG (PRFC) (cost $192,114)	1,013	240,318

TOTAL LONG-TERM INVESTMENTS (cost $13,084,021)		15,125,182

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $59,327)(a)	59,327	59,327

TOTAL INVESTMENTS — 99.8% (cost $13,143,348)(b)		15,184,509
Other assets in excess of liabilities — 0.2%		27,553

NET ASSETS — 100.0%		$15,212,062

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

PRFC—Preference Shares

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of the Series investment was $13,187,294; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,997,215 (gross unrealized appreciation $2,303,575; gross unrealized depreciation $306,360). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$252,592	$—	$—
Brazil	198,905	—	—
Canada	292,086	—	—
China	—	852,127	—
Denmark	—	313,543	—
France	—	747,257	—
Germany	—	1,165,023	—
Hong Kong	364,107	221,813	—
Indonesia	—	81,149	—
Ireland	—	329,045	—
Italy	—	1,911,762	—
Japan	—	1,643,628	—
Mexico	150,608	—	—
Netherlands	273,020	—	—
Panama	27,138	—	—
South Africa	—	392,436	—
Spain	—	452,514	—
Sweden	—	221,860	—
Switzerland	—	909,950	—
Turkey	—	407,348	—
United Kingdom	—	3,676,953	—
Preferred Stock
Germany	—	240,318	—
Affiliated Money Market Mutual Fund	59,327	—	—

Total	$1,617,783	$13,566,726	$—

Fair Value of Level 2 investments at October 31, 2012 was $175,730, which was a result of valuing investments using third party vendor modeling tools. An amount of $5,393,274 was transferred from Level 1 into Level 2 at July 31, 2013 as result of fair valuing such foreign securities using third–party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2013 was as follows:

Textiles, Apparel & Luxury Goods	15.9%
Pharmaceuticals	9.3
Beverages	8.1
Internet Software & Services	6.4
Internet & Catalog Retail	5.3
Commercial Banks	4.9
Machinery	4.5
Automobiles	4.4
Trading Companies & Distributors	3.5
Professional Services	3.5
Hotels, Restaurants & Leisure	3.4
Aerospace & Defense	3.3
Specialty Retail	3.0
Semiconductors & Semiconductor Equipment	2.6
Real Estate Management & Development	2.5
Capital Markets	2.3
Road & Rail	1.9
Energy Equipment & Services	1.8
Electronic Equipment & Instruments	1.7
Household Products	1.6
Auto Components	1.6
Building Products	1.4
Chemicals	1.4
Food & Staples Retailing	1.4
Real Estate Investment Trusts	1.3
Media	1.2
Wireless Telecommunication Services	0.5
Diversified Consumer Services	0.5
Affiliated Money Market Mutual Funds	0.4
Airlines	0.2

99.8%
Other assets in excess of liabilities	0.2

100.0%

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Series holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Series’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Series to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Series’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Series’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Series invest in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 23, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 23, 2013

*	Print the name and title of each signing officer under his or her signature.